Series A and B 9% Convertible Preferred Stock (Details) (USD $)	12 Months Ended						201 Months Ended	12 Months Ended	3 Months Ended	9 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2004	Jul. 31, 2003	Jul. 31, 2002	Jul. 31, 2012	Jul. 31, 2011 Series A Convertible Preferred Stock [Member]	Apr. 30, 2011 Series B Convertible Preferred Stock [Member]	Apr. 30, 2012 Series B Convertible Preferred Stock [Member]
Net proceeds	$ 1,975,000	$ 2,315,000	$ 0				$ 16,305,000	$ 2,315,000	$ 1,975,000	$ 1,975,000
Derivative Warrant Liability Fair Value								(1,871,167)	(1,811,746)	(1,811,746)
Derivative Additional Investment Rights Fair Value								(515,000)
Make whole payments liability								(695,250)	(540,000)	(540,000)
Deemed dividend	$ (376,746)	$ (766,417)		$ (810,003)	$ (764,154)	$ (720,900)		$ (766,417)	$ (376,746)	$ (376,746)